AIG Life & Retirement
Legal Department

SunAmerica Asset Management, LLC Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311
201.324.6378
201.324.6364 fax
edward.gizzi@aig.com
Edward Gizzi
Assistant General Counsel

VIA EDGAR

December 13, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SunAmerica Series Trust — SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio (the “Funds”)

Registration No.: 033-52742

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The exhibits mirror the risk/return summary information in the supplement dated November 30, 2018 to the Funds’ prospectus filed pursuant to Rule 497(e) under the 1933 Act on November 30, 2018 (SEC Accession No. 0001193125-18-339226).

Should you have any comments or questions, please contact the undersigned at 201.324.6378.

Very truly yours,

/s/ EDWARD GIZZI
Edward Gizzi